Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following information is provided pursuant to the SEC pay versus performance disclosure requirements set forth for Smaller Reporting Companies in Item 402(v) of Regulation S-K (the "Pay Versus Performance Rule"). The amounts reported as “Compensation Actually Paid” do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or our non-CEO Named Executive Officers and differ from the compensation amounts disclosed elsewhere in this proxy statement.

(a) Year (1)	(b) Summary compensation table total for CEO Gerald W. Shields	(b) Summary compensation table total for CEO Jon Stenberg	(c) Compensation actually paid to CEO Gerald W. Shields (2)	(c) Compensation actually paid to CEO Jon Stenberg (3)	(d) Average summary compensation table total for non-CEO executive officers	(e) Average compensation actually paid to non-CEO executive officers (4)	(f) Value of initial fixed $100 investment based on Total Shareholder Return (5)	(h) Net Income (in thousands)	(i) Adjusted Operating Income (in thousands) (6)
2024	$956,177	$1,435,263	$989,823	$1,781,205	$842,194	$1,002,708	$75.52	$14,912	$21,310
2023	$1,400,740	$—	$1,336,131	$—	$605,912	$598,909	$50.66	$24,437	$26,631
2022	$1,354,000	$—	$1,350,015	$—	$583,257	$473,173	$40.11	$26,007	$36,103

(1)Gerald W. Shields was the CEO from 2022 through June 2024. Jon Stenberg was CEO beginning July 1, 2024. The other executive officers in 2024 were Jeffery P. Conklin and Sheryl Kinlaw; and in 2023 and 2022 were: Jeffery P. Conklin, Sheryl Kinlaw, Robert M. Mauldin III, and Harvey J.L. Waite.

(2)Compensation Actually Paid to Mr. Shields in each applicable year is calculated as follows:

Year	Summary Compensation Table Total for CEO	LESS Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Fair Value as of Vesting Date for Equity Awards Granted and Vested During Same Year	PLUS Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Compensation Actually Paid
2024	$956,177	$162,308	$—	$206,298	$(10,345)	$989,823
2023	$1,400,740	$234,999	$170,390	$—	$—	$1,336,131
2022	$1,354,000	$—	$—	$—	$(3,985)	$1,350,015

(3)Compensation Actually Paid to Mr. Stenberg in each applicable year is calculated as follows:

Year	Summary Compensation Table Total for CEO	LESS Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	PLUS Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Compensation Actually Paid
2024	$1,435,263	$625,964	$971,906	$—	$—	$1,781,205
(4)The Average Compensation Actually Paid to the non-CEO executive officers in each applicable year is calculated as follows:

Year	Average Summary Compensation Table Total for non-CEO named executive officers	LESS Average of Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Average of Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Average of Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	PLUS Average of Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Average of Compensation Actually Paid
2024	$842,194	$276,294	$412,326	$30,793	$(6,311)	$1,002,708
2023	$605,912	$107,500	$77,945	$11,148	$11,404	$598,909
2022	$583,257	$72,790	$36,571	$(53,814)	$(20,051)	$473,173

(5)Calculated by determining the number of shares that $100 would have purchased on December 31, 2021 ($100 divided by $5.31, which was the closing price of our Class A Common Stock on such date) and then multiplying that share amount by the closing price on the last day of each of the applicable years to determine the value of the $100 investment at the end of each applicable year.

(6)    Adjusted Operating Income is a non-GAAP measure that is computed as pre-tax GAAP operating income, with discrete adjustments that exclude net investment related gains (losses) and income and loss from ceased businesses. Management believes that this metric is meaningful, as it allows investors to evaluate underlying profitability and enhances comparability across periods, by excluding items that are heavily impacted by investment market fluctuations and other economic factors and are not indicative of operating trends. Management believes that the pre-tax metric is a more useful comparison than the post-tax metric, as the Company’s effective tax rate can fluctuate significantly from quarter-to-quarter. Adjusted Operating Income is calculated as follows:

For the years ended
Unaudited (In thousands)	2024	2023	2022

Adjusted Operating Income
Income before federal income tax	$14,980	$26,174	$27,377
Less:
Excluded investment related gains (losses)	(2,626)	760	(10,291)
Excluded property insurance business income (loss)	(204)	(1,217)	1,565
Legal fee accrual	(3,500)	—	—
Total adjustments	(6,330)	(457)	(8,726)
Adjusted income (loss) before federal income tax	$21,310	$26,631	$36,103
Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not one of the elements used in determining Compensation Actually Paid to our executive officers. However, the amount of Compensation Actually Paid to our executive officers aligns with the Company's Total Shareholder Return (TSR) due to the fact that a portion of the compensation paid to our executive Officers is comprised of equity awards. As the TSR has increased in each year presented, the amount of Compensation Actually Paid to our Named Executive Officers also increased due to these equity awards.

Year	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Summary Compensation Table Total for CEO and Average of Other Executive Officers (column b+d above)	Compensation Actually Paid to CEO and Average of Other Executive Officers (column c+e above)	Difference
2024	$75.52	$3,233,634	$3,773,736	$540,102
2023	$50.66	$2,006,652	$1,926,040	$(80,612)
2022	$40.11	$1,937,257	$1,823,188	$(114,069)

Relationship Between Compensation Actually Paid and our Net Income (GAAP and Non-GAAP)

GAAP and non-GAAP net income (Adjusted Operating Income) are measures of our overall profitability that we believe are factors that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP income because management and our Board of Directors do not believe that our GAAP income is a meaningful number in allowing investors to evaluate underlying profitability. Rather, we believe that Adjusted Operating Income is a better tool to allow investors to evaluate profitability and enhance comparability across periods. Accordingly, pre-tax income is one of the four elements of the Annual Bonus Opportunity (described above).

Year	Net Income (in thousands)	Adjusted Operating Income (Loss) (in thousands)	Non-Equity Incentive Plan Compensation Paid to CEO and all Other Executive Officers (from Summary Compensation Table) (in thousands)
2024	$14,912	$21,310	$924
2023	$24,437	$26,631	$802
2022	$26,007	$36,103	$1,110

The decrease in Adjusted Operating Income from 2022 to 2023 is the primary reason that the non-equity incentive plan compensation paid to our executive officers was lower in 2023 than 2022. Non-equity incentive plan compensation paid in 2024 was higher than 2023 due to our CEO transition, as Mr. Stenberg served as President for a portion of the year while Mr. Shields was still CEO.

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote			Gerald W. Shields was the CEO from 2022 through June 2024. Jon Stenberg was CEO beginning July 1, 2024. The other executive officers in 2024 were Jeffery P. Conklin and Sheryl Kinlaw; and in 2023 and 2022 were: Jeffery P. Conklin, Sheryl Kinlaw, Robert M. Mauldin III, and Harvey J.L. Waite.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to Mr. Shields in each applicable year is calculated as follows:

Year	Summary Compensation Table Total for CEO	LESS Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Fair Value as of Vesting Date for Equity Awards Granted and Vested During Same Year	PLUS Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Compensation Actually Paid
2024	$956,177	$162,308	$—	$206,298	$(10,345)	$989,823
2023	$1,400,740	$234,999	$170,390	$—	$—	$1,336,131
2022	$1,354,000	$—	$—	$—	$(3,985)	$1,350,015

(3)Compensation Actually Paid to Mr. Stenberg in each applicable year is calculated as follows:

Year	Summary Compensation Table Total for CEO	LESS Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	PLUS Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Compensation Actually Paid
2024	$1,435,263	$625,964	$971,906	$—	$—	$1,781,205

Non-PEO NEO Average Total Compensation Amount			$ 842,194	$ 605,912	$ 583,257
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,002,708	598,909	473,173
Adjustment to Non-PEO NEO Compensation Footnote	The Average Compensation Actually Paid to the non-CEO executive officers in each applicable year is calculated as follows:

Year	Average Summary Compensation Table Total for non-CEO named executive officers	LESS Average of Grant Date Fair Value of Equity Awards Granted During Applicable Year (as reflected in Summary Compensation Table)	PLUS Average of Year-End Fair Value of Equity Awards Granted During Applicable Year that are Outstanding and Unvested at end of Applicable Year	PLUS Average of Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End	PLUS Average of Change in Fair Value as of the Vesting Date from the End of the Prior Fiscal year of Any Prior Year Awards that Vested During Applicable Year	EQUALS Average of Compensation Actually Paid
2024	$842,194	$276,294	$412,326	$30,793	$(6,311)	$1,002,708
2023	$605,912	$107,500	$77,945	$11,148	$11,404	$598,909
2022	$583,257	$72,790	$36,571	$(53,814)	$(20,051)	$473,173

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not one of the elements used in determining Compensation Actually Paid to our executive officers. However, the amount of Compensation Actually Paid to our executive officers aligns with the Company's Total Shareholder Return (TSR) due to the fact that a portion of the compensation paid to our executive Officers is comprised of equity awards. As the TSR has increased in each year presented, the amount of Compensation Actually Paid to our Named Executive Officers also increased due to these equity awards.

Year	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Summary Compensation Table Total for CEO and Average of Other Executive Officers (column b+d above)	Compensation Actually Paid to CEO and Average of Other Executive Officers (column c+e above)	Difference
2024	$75.52	$3,233,634	$3,773,736	$540,102
2023	$50.66	$2,006,652	$1,926,040	$(80,612)
2022	$40.11	$1,937,257	$1,823,188	$(114,069)

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and our Net Income (GAAP and Non-GAAP)

GAAP and non-GAAP net income (Adjusted Operating Income) are measures of our overall profitability that we believe are factors that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP income because management and our Board of Directors do not believe that our GAAP income is a meaningful number in allowing investors to evaluate underlying profitability. Rather, we believe that Adjusted Operating Income is a better tool to allow investors to evaluate profitability and enhance comparability across periods. Accordingly, pre-tax income is one of the four elements of the Annual Bonus Opportunity (described above).

Year	Net Income (in thousands)	Adjusted Operating Income (Loss) (in thousands)	Non-Equity Incentive Plan Compensation Paid to CEO and all Other Executive Officers (from Summary Compensation Table) (in thousands)
2024	$14,912	$21,310	$924
2023	$24,437	$26,631	$802
2022	$26,007	$36,103	$1,110

The decrease in Adjusted Operating Income from 2022 to 2023 is the primary reason that the non-equity incentive plan compensation paid to our executive officers was lower in 2023 than 2022. Non-equity incentive plan compensation paid in 2024 was higher than 2023 due to our CEO transition, as Mr. Stenberg served as President for a portion of the year while Mr. Shields was still CEO.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and our Net Income (GAAP and Non-GAAP)

GAAP and non-GAAP net income (Adjusted Operating Income) are measures of our overall profitability that we believe are factors that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP income because management and our Board of Directors do not believe that our GAAP income is a meaningful number in allowing investors to evaluate underlying profitability. Rather, we believe that Adjusted Operating Income is a better tool to allow investors to evaluate profitability and enhance comparability across periods. Accordingly, pre-tax income is one of the four elements of the Annual Bonus Opportunity (described above).

Year	Net Income (in thousands)	Adjusted Operating Income (Loss) (in thousands)	Non-Equity Incentive Plan Compensation Paid to CEO and all Other Executive Officers (from Summary Compensation Table) (in thousands)
2024	$14,912	$21,310	$924
2023	$24,437	$26,631	$802
2022	$26,007	$36,103	$1,110

The decrease in Adjusted Operating Income from 2022 to 2023 is the primary reason that the non-equity incentive plan compensation paid to our executive officers was lower in 2023 than 2022. Non-equity incentive plan compensation paid in 2024 was higher than 2023 due to our CEO transition, as Mr. Stenberg served as President for a portion of the year while Mr. Shields was still CEO.

Tabular List, Table
The process for establishing the performance objectives starts at the beginning of the year, when the Compensation Committee, with input from the Chief Executive Officer, establishes the performance objectives for the year. The goal of the performance objectives is to tie the Cash Bonus opportunity to achievement of the Company’s highest priorities (i.e., short-term goals).

In 2024, the performance objectives (the “2024 Milestones”) were:

First Year Sales Growth	Improve Policy Retention	Execution	Financial Discipline

Achieve first year sales growth across all 3 markets.	Improve policy lapses and surrenders to improve in-force revenue while maintaining an established first year persistency level.	Maintain and execute on the approved 5 Quarter Roadmap.	• •120% Payout Goal: Net Pre-tax income of 120% of budget •100% Payout Goal: Net Pre-tax income of 110% of budget •80% Payout goal: Net Pre-tax income of 100% of budget

Total Shareholder Return Amount			$ 75.52	50.66	40.11
Net Income (Loss)			$ 14,912,000	$ 24,437,000	$ 26,007,000
Company Selected Measure Amount			21,310,000	26,631,000	36,103,000
Measure:: 1
Pay vs Performance Disclosure
Name			First Year Sales Growth
Non-GAAP Measure Description	Adjusted Operating Income is a non-GAAP measure that is computed as pre-tax GAAP operating income, with discrete adjustments that exclude net investment related gains (losses) and income and loss from ceased businesses. Management believes that this metric is meaningful, as it allows investors to evaluate underlying profitability and enhances comparability across periods, by excluding items that are heavily impacted by investment market fluctuations and other economic factors and are not indicative of operating trends. Management believes that the pre-tax metric is a more useful comparison than the post-tax metric, as the Company’s effective tax rate can fluctuate significantly from quarter-to-quarter. Adjusted Operating Income is calculated as follows:

For the years ended
Unaudited (In thousands)	2024	2023	2022

Adjusted Operating Income
Income before federal income tax	$14,980	$26,174	$27,377
Less:
Excluded investment related gains (losses)	(2,626)	760	(10,291)
Excluded property insurance business income (loss)	(204)	(1,217)	1,565
Legal fee accrual	(3,500)	—	—
Total adjustments	(6,330)	(457)	(8,726)
Adjusted income (loss) before federal income tax	$21,310	$26,631	$36,103

Measure:: 2
Pay vs Performance Disclosure
Name			Improve Policy Retention
Measure:: 3
Pay vs Performance Disclosure
Name			Execution
Measure:: 4
Pay vs Performance Disclosure
Name			Financial Discipline
Shields [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 956,177	$ 1,400,740	$ 1,354,000
PEO Actually Paid Compensation Amount			989,823	$ 1,336,131	$ 1,350,015
PEO Name		Gerald W. Shields		Gerald W. Shields	Gerald W. Shields
Stenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,435,263	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,781,205	0	0
PEO Name	Jon Stenberg
PEO | Shields [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(162,308)	(234,999)	0
PEO | Shields [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	170,390	0
PEO | Shields [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			206,298	0	0
PEO | Shields [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,345)	0	(3,985)
PEO | Stenberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(625,964)
PEO | Stenberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			971,906
PEO | Stenberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stenberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,294	107,500	72,790
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			412,326	77,945	36,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,793	11,148	(53,814)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,311)	$ 11,404	$ (20,051)